Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Cash and equivalents	$ 3,644	$ 4,565
Marketable securities and short-term investments	1,953	1,633
Receivables, net	9,696	10,061
Inventories, net	4,347	4,757
Prepaid expenses	176	225
Deferred taxes	888	881
Other current assets	688	638
Assets held for sale	548
Total current assets	21,940	22,760
Property, plant and equipment, net	4,743	5,276
Goodwill	9,501	9,671
Other intangible assets, net	1,996	2,337
Prepaid pension and other employee benefits	90	68
Investments in equity-accounted companies	170	178
Deferred taxes	527	423
Other non-current assets	532	643
Total assets	39,499	41,356
Accounts payable, trade	4,446	4,342
Billings in excess of sales	1,241	1,375
Short-term debt and current maturities of long-term debt	1,003	1,454
Advances from customers	1,398	1,598
Deferred taxes	258	249
Provisions for warranties	1,142	1,089
Other provisions	1,765	1,920
Other current liabilities	3,936	3,817
Liabilities held for sale	218
Total current liabilities	15,407	15,844
Long-term debt	5,800	5,985
Pension and other employee benefits	1,834	1,924
Deferred taxes	957	965
Other non-current liabilities	1,604	1,650
Total liabilities	25,602	26,368
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,214,743,264 and 2,314,743,264 issued shares at December 31, 2016 and 2015, respectively)	216	1,444
Retained earnings	19,925	20,476
Accumulated other comprehensive loss	(5,187)	(4,858)
Treasury stock, at cost (76,036,429 and 123,118,123 shares at December 31, 2016 and 2015, respectively)	(1,559)	(2,581)
Total ABB stockholders' equity	13,395	14,481
Noncontrolling interests	502	507
Total stockholders' equity	13,897	14,988
Total liabilities and stockholders' equity	$ 39,499	$ 41,356